Distribution Date:	01/12/23	GS Mortgage Securities Corporation II
Determination Date:	01/06/23
Next Distribution Date:	02/10/23
Record Date:	12/30/22	Commercial Mortgage Pass-Through Certificates
Series 2013-GCJ14

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Leah Nivison	(212) 902-1000	leah.nivison@gs.com; gs-refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	8		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Current Mortgage Loan and Property Stratification	9-13		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	14-16	Operating Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	17-19		Don Simon	(203) 660-6100
Principal Prepayment Detail	20		PO Box 4839 | Greenwich, CT 06831 | United States
Historical Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	24
		Trustee	Deutsche Bank Trust Company Americas
Specially Serviced Loan Detail - Part 2	25		Karlene Benvenuto		karlene.benvenuto@db.com
Modified Loan Detail	26		1761 East St. Andrew Place | Santa Ana, CA 92705 | United States
Historical Liquidated Loan Detail	27	Controlling Class	Tomar Securities LLC
Historical Bond / Collateral Loss Reconciliation Detail	28	Representative
			-
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

PEZ	36198FAR3	0.000000%	0.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
A-1	36198FAA0	1.217000%	81,916,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36198FAB8	2.995000%	77,951,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36198FAC6	3.526000%	36,331,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	36198FAD4	3.955000%	165,000,000.00	151,693,968.51	0.00	499,958.04	0.00	0.00	499,958.04	151,693,968.51	39.35%	30.00%
A-5	36198FAE2	4.243000%	406,475,000.00	406,475,000.00	0.00	1,437,227.85	0.00	0.00	1,437,227.85	406,475,000.00	39.35%	30.00%
A-AB	36198FAF9	3.817000%	102,192,000.00	9,013,128.38	3,535,828.02	28,669.26	0.00	0.00	3,564,497.28	5,477,300.36	39.35%	30.00%
A-S	36198FAM4	4.507000%	99,413,000.00	99,413,000.00	0.00	373,378.66	0.00	0.00	373,378.66	99,413,000.00	28.65%	22.00%
B	36198FAP7	4.697720%	80,773,000.00	80,773,000.00	0.00	316,207.43	0.00	0.00	316,207.43	80,773,000.00	19.96%	15.50%
C	36198FAT9	4.697720%	46,600,000.00	46,600,000.00	0.00	182,428.12	0.00	0.00	182,428.12	46,600,000.00	14.94%	11.75%
D	36198FAV4	4.697720%	51,260,000.00	51,260,000.00	0.00	200,670.93	0.00	0.00	200,670.93	51,260,000.00	9.43%	7.63%
E	36198FAX0	4.697720%	10,873,000.00	10,873,000.00	0.00	42,565.26	0.00	0.00	42,565.26	10,873,000.00	8.26%	6.75%
F	36198FAZ5	4.697720%	21,747,000.00	21,747,000.00	0.00	85,134.43	0.00	0.00	85,134.43	21,747,000.00	5.92%	5.00%
G	36198FBB7	4.250000%	24,853,000.00	24,853,000.00	0.00	88,021.04	0.00	0.00	88,021.04	24,853,000.00	3.24%	3.00%
H*	36198FBD3	4.250000%	37,280,619.00	30,132,006.86	0.00	113,318.73	0.00	0.00	113,318.73	30,132,006.86	0.00%	0.00%
R	36198FBF8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Q	NA	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,242,664,720.03	932,833,103.75	3,535,828.02	3,367,579.75	0.00	0.00	6,903,407.77	929,297,275.73

X-A	36198FAG7	0.486647%	969,278,000.00	666,595,096.89	0.00	270,330.33	76,345.93	0.00	346,676.26	663,059,268.87
X-C	36198FAK8	0.447720%	62,133,619.00	54,985,006.86	0.00	20,514.90	0.00	0.00	20,514.90	54,985,006.86
Notional SubTotal			1,031,411,619.00	721,580,103.75	0.00	290,845.23	76,345.93	0.00	367,191.16	718,044,275.73

Deal Distribution Total					3,535,828.02	3,658,424.98	76,345.93	0.00	7,270,598.93

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEZ	36198FAR3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-1	36198FAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36198FAB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36198FAC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	36198FAD4	919.35738491	0.00000000	3.03004873	0.00000000	0.00000000	0.00000000	0.00000000	3.03004873	919.35738491
A-5	36198FAE2	1,000.00000000	0.00000000	3.53583332	0.00000000	0.00000000	0.00000000	0.00000000	3.53583332	1,000.00000000
A-AB	36198FAF9	88.19798399	34.59985146	0.28054310	0.00000000	0.00000000	0.00000000	0.00000000	34.88039455	53.59813253
A-S	36198FAM4	1,000.00000000	0.00000000	3.75583334	0.00000000	0.00000000	0.00000000	0.00000000	3.75583334	1,000.00000000
B	36198FAP7	1,000.00000000	0.00000000	3.91476644	0.00000000	0.00000000	0.00000000	0.00000000	3.91476644	1,000.00000000
C	36198FAT9	1,000.00000000	0.00000000	3.91476652	0.00000000	0.00000000	0.00000000	0.00000000	3.91476652	1,000.00000000
D	36198FAV4	1,000.00000000	0.00000000	3.91476648	0.00000000	0.00000000	0.00000000	0.00000000	3.91476648	1,000.00000000
E	36198FAX0	1,000.00000000	0.00000000	3.91476685	0.00000000	0.00000000	0.00000000	0.00000000	3.91476685	1,000.00000000
F	36198FAZ5	1,000.00000000	0.00000000	3.91476663	0.00000000	0.00000000	0.00000000	0.00000000	3.91476663	1,000.00000000
G	36198FBB7	1,000.00000000	0.00000000	3.54166660	0.00000000	0.00000000	0.00000000	0.00000000	3.54166660	1,000.00000000
H	36198FBD3	808.24856637	0.00000000	3.03961503	(0.17706814)	53.24669180	0.00000000	0.00000000	3.03961503	808.24856637
R	36198FBF8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Q	NA	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36198FAG7	687.72333313	0.00000000	0.27889865	0.00000000	0.00000000	0.07876577	0.00000000	0.35766443	684.07543436
X-C	36198FAK8	884.94775848	0.00000000	0.33017391	0.00000000	0.00000000	0.00000000	0.00000000	0.33017391	884.94775848

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
PEZ	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	12/01/22 - 12/30/22	30	0.00	499,958.04	0.00	499,958.04	0.00	0.00	0.00	499,958.04	0.00
A-5	12/01/22 - 12/30/22	30	0.00	1,437,227.85	0.00	1,437,227.85	0.00	0.00	0.00	1,437,227.85	0.00
A-AB	12/01/22 - 12/30/22	30	0.00	28,669.26	0.00	28,669.26	0.00	0.00	0.00	28,669.26	0.00
X-A	12/01/22 - 12/30/22	30	0.00	270,330.33	0.00	270,330.33	0.00	0.00	0.00	270,330.33	0.00
X-C	12/01/22 - 12/30/22	30	0.00	20,514.90	0.00	20,514.90	0.00	0.00	0.00	20,514.90	0.00
A-S	12/01/22 - 12/30/22	30	0.00	373,378.66	0.00	373,378.66	0.00	0.00	0.00	373,378.66	0.00
B	12/01/22 - 12/30/22	30	0.00	316,207.43	0.00	316,207.43	0.00	0.00	0.00	316,207.43	0.00
C	12/01/22 - 12/30/22	30	0.00	182,428.12	0.00	182,428.12	0.00	0.00	0.00	182,428.12	0.00
D	12/01/22 - 12/30/22	30	0.00	200,670.93	0.00	200,670.93	0.00	0.00	0.00	200,670.93	0.00
E	12/01/22 - 12/30/22	30	0.00	42,565.26	0.00	42,565.26	0.00	0.00	0.00	42,565.26	0.00
F	12/01/22 - 12/30/22	30	0.00	85,134.43	0.00	85,134.43	0.00	0.00	0.00	85,134.43	0.00
G	12/01/22 - 12/30/22	30	0.00	88,021.04	0.00	88,021.04	0.00	0.00	0.00	88,021.04	0.00
H	12/01/22 - 12/30/22	30	1,984,641.90	106,717.52	0.00	106,717.52	(6,601.21)	0.00	0.00	113,318.73	1,985,069.63
Totals			1,984,641.90	3,651,823.77	0.00	3,651,823.77	(6,601.21)	0.00	0.00	3,658,424.98	1,985,069.63

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance	Principal Distribution	Interest Distribution	Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
AS_PEZ	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B_PEZ	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C_PEZ	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

	Additional Information

Total Available Distribution Amount (1)	7,270,598.93
Specially Serviced Loans not Delinquent
Number of Outstanding Loans	0
Aggregate Unpaid Principal Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,812,963.77	Master Servicing Fee	19,756.87
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administration Fee	2,056.38
Interest Adjustments	(15,484.61)	Trustee Fee	192.79
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	401.64
ARD Interest	0.00	Operating Advisor Fee	1,004.09
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,797,479.16	Total Fees	23,411.76

Principal		Expenses/Reimbursements
Scheduled Principal	1,539,067.10	Reimbursement for Interest on Advances	(364.07)
Unscheduled Principal Collections		ASER Amount	3,536.09
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(12,534.60)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,761.37
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	1,981,276.31	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	15,484.61	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	3,535,828.02	Total Expenses/Reimbursements	(6,601.21)

		Interest Reserve Deposit	122,243.61

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	76,345.93	Interest Distribution	3,658,424.98
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	3,535,828.02
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	76,345.93
		Borrower Option Extension Fees	0.00
Total Other Collected	76,345.93	Total Payments to Certificateholders and Others	7,270,598.93
Total Funds Collected	7,409,653.11	Total Funds Distributed	7,409,653.09

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	932,833,103.75	932,833,103.75	Beginning Certificate Balance	932,833,103.75
(-) Scheduled Principal Collections	1,539,067.10	1,539,067.10	(-) Principal Distributions	3,535,828.02
(-) Unscheduled Principal Collections	1,981,276.31	1,981,276.31	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	15,484.61	15,484.61	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	929,297,275.73	929,297,275.73	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	933,154,791.36	933,154,791.36	Ending Certificate Balance	929,297,275.73
Ending Actual Collateral Balance	929,429,980.04	929,429,980.04

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.70%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	31	206,214,941.28	22.19%	6	5.1530	NAP	Defeased	31	206,214,941.28	22.19%	6	5.1530	NAP
3,000,000 or less	5	10,715,936.76	1.15%	6	5.0538	1.876204	1.30 or less	8	200,517,458.35	21.58%	7	4.5841	0.734034
3,000,001 to 5,000,000	9	34,580,191.90	3.72%	6	5.2670	2.028778	1.31-1.40	1	2,190,310.31	0.24%	6	5.3500	1.371600
5,000,001 to 10,000,000	8	59,490,987.87	6.40%	6	5.1621	1.616511	1.41-1.50	6	77,354,591.82	8.32%	(9)	4.0810	1.486570
10,000,001 to 15,000,000	5	64,975,312.01	6.99%	6	4.9492	2.028587	1.51-1.60	5	37,181,799.71	4.00%	6	4.8836	1.580591
15,000,001 to 20,000,000	6	104,586,996.43	11.25%	6	5.0155	1.661114	1.61-1.70	1	8,559,729.70	0.92%	6	4.4500	1.623100
20,000,001 to 30,000,000	1	20,425,066.05	2.20%	5	4.3270	0.473800	1.71-1.80	1	14,478,010.00	1.56%	3	4.8000	1.764300
30,000,001 to 50,000,000	3	111,520,775.49	12.00%	(4)	4.4396	1.390035	1.81-1.90	2	34,508,725.21	3.71%	7	5.8540	1.879562
50,000,001 to 100,000,000	2	166,787,067.94	17.95%	6	4.5863	1.565846	1.91-2.00	3	170,702,434.93	18.37%	5	4.1827	1.978764
100,000,001 or greater	1	150,000,000.00	16.14%	5	4.0530	1.979400	2.01 or greater	13	177,589,274.42	19.11%	6	5.0348	2.526643
Totals	71	929,297,275.73	100.00%	5	4.7439	1.642849	Totals	71	929,297,275.73	100.00%	5	4.7439	1.642849
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	39	206,214,941.28	22.19%	6	5.1530	NAP	Washington	1	4,051,368.85	0.44%	7	5.2100	1.590400
Arizona	2	13,891,874.55	1.49%	6	5.0081	2.075269	Wisconsin	1	2,644,914.97	0.28%	6	4.8000	1.083600
Arkansas	1	3,945,160.85	0.42%	7	5.2650	1.591400	Totals	109	929,297,275.73	100.00%	5	4.7439	1.642849
California	7	20,992,015.63	2.26%	7	5.6686	1.125195
									Property Type³
Florida	9	63,659,927.24	6.85%	6	4.8839	2.405643
Georgia	3	16,769,622.26	1.80%	7	5.3920	2.201900		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Hawaii	1	13,655,868.98	1.47%	7	5.3580	4.147600		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	6	109,906,364.53	11.83%	7	4.3284	0.688132	Defeased	39	206,214,941.28	22.19%	6	5.1530	NAP
Indiana	4	9,978,666.88	1.07%	7	5.4760	1.447500	Industrial	3	29,874,995.69	3.21%	6	5.1614	2.018698
Kentucky	1	32,539,097.13	3.50%	(31)	2.7200	1.497500	Lodging	9	156,662,773.94	16.86%	7	4.8685	1.382662
Maine	1	9,658,860.25	1.04%	6	4.8655	2.428500	Mixed Use	3	20,227,001.08	2.18%	7	5.2627	3.599515
Massachusetts	1	11,901,744.51	1.28%	7	5.2170	1.490400	Mobile Home Park	18	94,651,034.75	10.19%	6	4.8918	2.432983
Michigan	1	6,371,807.47	0.69%	6	5.1500	0.798900	Multi-Family	9	46,697,695.85	5.03%	6	5.2430	1.303734
Minnesota	4	1,694,461.63	0.18%	7	5.6100	2.555400	Office	11	232,835,091.42	25.05%	6	4.3112	1.685094
Missouri	1	542,227.72	0.06%	7	5.6100	2.555400	Retail	16	137,577,350.18	14.80%	(3)	4.2572	1.270416
New Jersey	1	5,835,828.50	0.63%	7	5.4600	2.240200	Self Storage	1	4,556,391.51	0.49%	7	5.5300	1.473300
New Mexico	2	10,398,918.58	1.12%	6	5.2041	1.510662	Totals	109	929,297,275.73	100.00%	5	4.7439	1.642849
New York	3	199,109,728.07	21.43%	5	4.3665	1.856392
North Carolina	2	17,538,862.76	1.89%	6	4.6962	1.564033
North Dakota	1	12,531,714.05	1.35%	5	4.3270	1.583100
Ohio	2	14,498,884.81	1.56%	7	5.0767	1.060469
Oklahoma	1	3,220,070.71	0.35%	7	5.4850	1.854900
Pennsylvania	3	47,693,023.86	5.13%	7	4.6600	0.993900
South Carolina	1	1,352,462.94	0.15%	5	5.3300	2.488100
Texas	10	88,698,856.69	9.54%	6	4.9856	2.157801

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	31	206,214,941.28	22.19%	6	5.1530	NAP	Defeased	31	206,214,941.28	22.19%	6	5.1530	NAP
	4.000% or less	1	32,539,097.13	3.50%	(31)	2.7200	1.497500	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	2	225,479,770.77	24.26%	6	4.1184	1.491633	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	4	59,337,583.37	6.39%	5	4.3447	0.964600	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	3	66,071,715.65	7.11%	7	4.6540	1.131685	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	7	138,492,228.10	14.90%	6	4.8507	2.304231	49 months or greater	40	723,082,334.45	77.81%	4	4.6273	1.679941
	5.001% to 5.250%	8	65,641,146.36	7.06%	6	5.1427	1.543976	Totals	71	929,297,275.73	100.00%	5	4.7439	1.642849
	5.251% to 5.500%	11	78,658,182.26	8.46%	7	5.3792	2.367225
	5.501% to 5.750%	2	7,900,129.12	0.85%	7	5.5639	1.931300
	5.751% or greater	2	48,962,481.69	5.27%	7	5.8620	1.546906
	Totals	71	929,297,275.73	100.00%	5	4.7439	1.642849
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	31	206,214,941.28	22.19%	6	5.1530	NAP	Defeased	31	206,214,941.28	22.19%	6	5.1530	NAP
	60 months or less	40	723,082,334.45	77.81%	4	4.6273	1.679941	Interest Only	1	150,000,000.00	16.14%	5	4.0530	1.979400
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	39	573,082,334.45	61.67%	4	4.7776	1.601560
	Totals	71	929,297,275.73	100.00%	5	4.7439	1.642849	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	71	929,297,275.73	100.00%	5	4.7439	1.642849
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	31	206,214,941.28	22.19%	6	5.1530	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	38	704,122,401.88	75.77%	4	4.6068	1.668469
	13 to 24 months	2	18,959,932.57	2.04%	7	5.3871	2.105981
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	71	929,297,275.73	100.00%	5	4.7439	1.642849
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	300640001	OF	New York	NY	Actual/360	4.053%	523,512.50	0.00	0.00	N/A	06/06/23	--	150,000,000.00	150,000,000.00	01/06/23
2	300760002	MH	Various	Various	Actual/360	4.865%	383,383.51	198,111.41	0.00	N/A	07/06/23	--	91,505,408.58	91,307,297.17	01/01/23
3	300760003	LO	Chicago	IL	Actual/360	4.248%	276,137.50	0.00	0.00	N/A	08/06/23	--	75,479,770.77	75,479,770.77	01/06/23
4	623100025	OF	Cranberry Township	PA	Actual/360	4.660%	191,761.71	94,749.45	0.00	N/A	08/06/23	--	47,787,773.31	47,693,023.86	01/06/23
5	406100120	MF	Various	CA	Actual/360	4.825%	182,272.52	73,075.75	0.00	N/A	06/06/23	--	43,869,703.27	43,796,627.52	01/06/23
6	300640002	RT	Louisville	KY	Actual/360	2.720%	76,213.80	0.00	0.00	N/A	06/06/20	06/06/25	32,539,097.13	32,539,097.13	01/06/23
7	406100129	LO	East Elmhurst	NY	Actual/360	5.892%	159,038.77	57,269.25	0.00	N/A	08/06/23	--	31,345,923.75	31,288,654.50	01/06/23
9	406100119	RT	Peoria	IL	Actual/360	4.327%	76,284.43	48,326.56	0.00	N/A	06/06/23	--	20,473,392.61	20,425,066.05	01/06/23
11	406100136	Various San Francisco		CA	Actual/360	5.809%	83,094.11	2,033,267.25	15,484.61	N/A	08/06/23	--	19,707,094.44	17,673,827.19	12/06/22
12	300760012	LO	Austin	TX	Actual/360	4.778%	76,962.51	40,788.18	0.00	N/A	08/06/23	--	18,705,696.28	18,664,908.10	01/06/23
13	406100126	IN	Fort Worth	TX	Actual/360	5.129%	81,482.25	38,359.04	0.00	N/A	07/06/23	--	18,448,927.78	18,410,568.74	01/06/23
14	406100118	RT	Victor	NY	Actual/360	4.327%	66,558.92	42,165.41	0.00	N/A	06/06/23	--	17,863,238.98	17,821,073.57	01/06/23
15	300760015	LO	Valdosta	GA	Actual/360	5.392%	78,109.97	53,143.41	0.00	N/A	08/06/23	--	16,822,765.67	16,769,622.26	01/06/23
16	406100145	MU	Honolulu	HI	Actual/360	5.358%	63,252.68	53,485.19	0.00	N/A	08/06/23	--	13,709,354.17	13,655,868.98	01/06/23
17	300760017	OF	Raleigh	NC	Actual/360	4.640%	61,056.97	34,224.99	0.00	N/A	07/06/23	--	15,281,221.56	15,246,996.57	01/06/23
18	623100008	MF	Houston	TX	Actual/360	4.800%	59,976.22	32,364.88	0.00	N/A	04/06/23	--	14,510,374.88	14,478,010.00	01/06/23
19	695100156	MF	Southfield	MI	Actual/360	4.655%	56,314.53	31,394.68	0.00	N/A	07/06/23	--	14,048,875.13	14,017,480.45	01/06/23
22	406100117	RT	Fargo	ND	Actual/360	4.327%	46,803.99	29,650.56	0.00	N/A	06/06/23	--	12,561,364.61	12,531,714.05	01/06/23
23	300760023	MF	Kent	OH	Actual/360	5.045%	54,017.11	26,028.87	0.00	N/A	08/06/23	--	12,434,003.34	12,407,974.47	01/06/23
24	300760024	MU	Naples	FL	Actual/360	5.289%	56,713.98	25,092.73	0.00	N/A	08/06/23	--	12,452,522.68	12,427,429.95	01/06/23
25	300760025	RT	Woburn	MA	Actual/360	5.217%	53,560.64	20,711.17	0.00	N/A	08/06/23	--	11,922,455.68	11,901,744.51	01/06/23
26	300760026	RT	Various	IN	Actual/360	5.476%	47,201.56	31,325.50	0.00	N/A	08/06/23	--	10,009,992.38	9,978,666.88	01/06/23
27	406100133	LO	Honolulu	HI	Actual/360	6.189%	38,833.43	60,926.28	0.00	N/A	08/06/23	--	7,286,619.14	7,225,692.86	01/06/23
29	406100123	RT	Various	AZ	Actual/360	4.693%	39,486.79	20,108.18	0.00	N/A	07/06/23	--	9,771,068.12	9,750,959.94	01/06/23
30	695100167	MU	Thousand Oaks	CA	Actual/360	5.618%	45,353.24	17,920.36	0.00	N/A	08/06/23	--	9,374,915.18	9,356,994.82	01/06/23
31	695100176	OF	Various	Various	Actual/360	5.265%	40,372.05	19,657.33	0.00	N/A	08/06/23	--	8,904,780.69	8,885,123.36	01/06/23
32	300760032	MF	Houston	TX	Actual/360	5.265%	42,082.30	15,993.43	0.00	N/A	05/06/23	--	9,282,889.14	9,266,895.71	01/06/23
33	625100021	RT	Fairview Heights	IL	Actual/360	4.450%	32,876.14	19,762.47	0.00	N/A	07/01/23	--	8,579,492.17	8,559,729.70	09/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
34	300760034	IN	Irving	TX	Actual/360	5.354%	39,244.66	15,643.96	0.00	N/A	08/06/23	--	8,512,224.33	8,496,580.37	01/06/23
35	300760035	IN	Laredo	TX	Actual/360	5.332%	37,482.00	16,439.16	0.00	N/A	07/06/23	--	8,162,677.67	8,146,238.51	01/06/23
38	695100164	RT	Hickory	NC	Actual/360	5.214%	30,150.15	21,799.79	0.00	N/A	07/06/23	--	6,715,205.78	6,693,405.99	01/06/23
40	300760040	OF	East Lansing	MI	Actual/360	5.150%	28,349.88	20,899.22	0.00	N/A	07/06/23	--	6,392,706.69	6,371,807.47	01/06/23
41	623100022	LO	Pennsville	NJ	Actual/360	5.460%	27,524.41	18,353.17	0.00	N/A	08/06/23	--	5,854,181.67	5,835,828.50	01/06/23
42	623100024	MH	Various	Various	Actual/360	5.610%	16,202.98	10,338.76	0.00	N/A	08/06/23	--	3,354,076.37	3,343,737.61	01/06/23
42A	623110024				Actual/360	5.610%	11,835.91	7,552.22	0.00	N/A	08/06/23	--	2,450,075.82	2,442,523.60	01/06/23
43	406100128	MF	Grand Rapids	MI	Actual/360	5.202%	27,913.59	12,729.76	0.00	N/A	08/06/23	--	6,231,406.48	6,218,676.72	01/06/23
44	623100021	MF	Houston	TX	Actual/360	5.100%	25,919.31	12,250.06	0.00	N/A	05/01/23	--	5,901,930.11	5,889,680.05	01/01/23
45	695100163	RT	Casa Grande	AZ	Actual/360	5.203%	26,358.67	12,092.07	0.00	N/A	07/06/23	--	5,883,158.45	5,871,066.38	01/06/23
46	625100019	IN	Palm Bay	FL	Actual/360	4.450%	21,340.15	12,912.73	0.00	N/A	06/05/23	--	5,569,013.07	5,556,100.34	01/05/23
47	300760047	MF	Houston	TX	Actual/360	5.260%	25,548.76	11,490.40	0.00	N/A	07/06/23	--	5,640,593.73	5,629,103.33	01/06/23
48	304101063	RT	Albuquerque	NM	Actual/360	4.950%	24,949.41	10,706.43	0.00	N/A	07/06/23	--	5,853,233.50	5,842,527.07	01/06/23
49	417000115	LO	Greenville	TX	Actual/360	5.434%	23,175.59	15,691.11	0.00	N/A	07/06/23	--	4,952,814.31	4,937,123.20	01/06/23
51	406100124	MH	Highlands	TX	Actual/360	5.557%	24,788.55	10,065.05	0.00	N/A	07/06/23	--	5,180,258.80	5,170,193.75	01/06/23
52	406100134	MH	Bloomington	IL	Actual/360	5.805%	25,267.37	9,369.85	0.00	N/A	08/06/23	--	5,054,738.01	5,045,368.16	01/06/23
54	695100165	MF	Montgomery	AL	Actual/360	5.520%	22,950.49	8,346.96	0.00	N/A	04/06/23	--	4,828,293.75	4,819,946.79	01/06/23
55	695100171	SS	Albuquerque	NM	Actual/360	5.530%	21,739.44	8,851.98	0.00	N/A	08/06/23	--	4,565,243.49	4,556,391.51	01/06/23
56	625100024	RT	Glendale	AZ	Actual/360	4.720%	17,838.57	9,712.98	0.00	N/A	07/05/23	--	4,388,931.55	4,379,218.57	01/05/23
57	695100173	RT	Belfair	WA	Actual/360	5.210%	18,234.80	13,101.93	0.00	N/A	08/06/23	--	4,064,470.78	4,051,368.85	01/06/23
58	623100018	MU	Chicago	IL	Actual/360	5.160%	19,300.68	8,988.07	0.00	N/A	07/06/23	--	4,343,737.82	4,334,749.75	01/06/23
59	623100023	RT	Odessa	TX	Actual/360	5.460%	18,349.61	12,235.44	0.00	N/A	08/06/23	05/06/23	3,902,788.30	3,890,552.86	01/06/23
60	300760060	LO	Austin	TX	Actual/360	5.258%	16,746.81	11,859.82	0.00	N/A	08/06/23	--	3,698,726.43	3,686,866.61	01/06/23
61	304101062	MF	Athens	GA	Actual/360	5.400%	17,568.37	9,011.59	0.00	N/A	07/06/23	--	3,778,144.09	3,769,132.50	01/06/23
62	695100172	OF	Birmingham	MI	Actual/360	5.365%	18,016.64	7,154.02	0.00	N/A	05/06/23	--	3,899,822.97	3,892,668.95	01/06/23
63	623100026	RT	Denver	CO	Actual/360	5.550%	18,090.45	7,315.94	0.00	N/A	08/06/23	05/06/23	3,785,271.95	3,777,956.01	01/06/23
64	304101066	RT	West Bloomfield	MI	Actual/360	5.120%	14,531.23	10,730.21	0.00	N/A	08/06/23	--	3,295,893.90	3,285,163.69	01/06/23
65	406100127	RT	Mebane	NC	Actual/360	5.767%	18,062.87	6,784.89	0.00	N/A	08/06/23	--	3,637,287.75	3,630,502.86	01/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
67	406100135	RT	Shawnee Mission	KS	Actual/360	5.704%	17,204.73	6,602.08	0.00	N/A	08/06/23	--	3,502,749.71	3,496,147.63	01/06/23
69	406100115	IN	El Cajon	CA	Actual/360	4.921%	14,091.38	7,188.78	0.00	N/A	06/06/23	--	3,325,377.22	3,318,188.44	01/06/23
70	695100168	RT	Tulsa	OK	Actual/360	5.485%	15,238.78	6,301.45	0.00	N/A	08/06/23	--	3,226,372.16	3,220,070.71	01/06/23
71	304101057	OF	Conroe	TX	Actual/360	4.630%	12,511.90	6,522.34	0.00	N/A	07/06/23	--	3,138,217.56	3,131,695.22	01/06/23
72	623100017	MF	Cartersville	GA	Actual/360	4.620%	10,530.82	9,162.48	0.00	N/A	04/06/23	--	2,647,042.24	2,637,879.76	01/06/23
73	300760073	SS	Peyton	CO	Actual/360	5.430%	13,550.11	5,746.51	0.00	N/A	07/06/23	--	2,897,903.57	2,892,157.06	01/06/23
74	304101058	RT	Hartford	WI	Actual/360	4.800%	10,966.33	8,229.07	0.00	N/A	07/06/23	--	2,653,144.04	2,644,914.97	01/06/23
75	406100100	LO	Jacksonville	FL	Actual/360	4.920%	11,220.25	5,801.93	0.00	N/A	04/06/23	--	2,648,367.18	2,642,565.25	01/06/23
77	300760077	MF	Fayetteville	NC	Actual/360	5.070%	10,027.09	4,853.38	0.00	N/A	06/05/23	--	2,296,719.57	2,291,866.19	01/05/23
78	304101055	MU	Fort Myers	FL	Actual/360	4.880%	9,418.12	4,841.63	0.00	N/A	07/06/23	--	2,241,223.98	2,236,382.35	01/06/23
79	625100025	OF	Clovis	CA	Actual/360	4.770%	9,027.91	4,827.71	0.00	N/A	07/05/23	--	2,197,907.83	2,193,080.12	01/05/23
80	304101064	RT	Gun Barrel City	TX	Actual/360	5.350%	10,110.94	4,407.82	0.00	N/A	07/06/23	--	2,194,718.13	2,190,310.31	01/06/23
81	406100116	IN	El Cajon	CA	Actual/360	4.915%	8,970.63	4,586.16	0.00	N/A	06/06/23	--	2,119,533.27	2,114,947.11	01/06/23
83	300760083	RT	Naples	FL	Actual/360	5.249%	8,194.64	3,676.41	0.00	N/A	08/06/23	--	1,812,984.97	1,809,308.56	01/06/23
84	625100020	MF	Union	SC	Actual/360	5.330%	6,220.05	2,750.37	0.00	N/A	06/05/23	--	1,355,213.31	1,352,462.94	01/05/23
Totals							3,797,479.16	3,535,828.02	15,484.61				932,833,103.75	929,297,275.73

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Rece Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	23,044,736.28	19,879,878.59	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2	15,190,878.18	17,228,701.31	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	23,850.10	0.00
3	(2,717,191.92)	4,078,593.08	10/01/21	09/30/22	--	0.00	73,795.36	0.00	0.00	0.00	0.00
4	6,102,021.81	2,941,701.80	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	15,539,988.44	10,938,124.42	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,553,020.00	5,508,375.00	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,081,987.28	692,634.29	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	405,089.00	01/01/22	03/31/22	--	0.00	0.00	150,399.96	150,399.96	0.00	0.00
12	1,992,090.04	3,889,426.04	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,052,594.10	2,360,073.67	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,818,785.28	918,257.17	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,857,943.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	6,269,052.08	4,595,756.93	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	948,562.08	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,040,612.83	1,544,636.45	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	6,592.44	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,534,025.76	1,192,176.31	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	989,085.56	495,188.34	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1,505,624.64	1,046,292.76	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,455,602.00	1,484,040.88	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	873,815.70	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	1,002,471.00	512,651.00	01/01/22	06/30/22	03/07/22	944,005.12	92,457.73	48,330.12	200,670.38	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	1,490,629.00	1,127,910.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	977,183.38	412,945.36	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	980,018.36	1,378,641.28	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	793,874.80	634,578.91	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	878,245.00	634,671.95	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	708,131.48	521,042.86	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
49	1,102,870.45	1,129,678.60	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	514,609.97	411,808.79	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	0.00	450,489.26	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
58	806,253.67	626,088.04	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	837,270.50	1,094,140.70	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
67	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
69	459,947.83	417,226.91	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
70	455,855.72	378,533.70	07/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
71	316,814.14	268,634.97	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
72	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
73	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
74	272,837.61	219,826.77	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
75	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
77	335,108.00	360,316.82	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
78	633,415.76	254,956.64	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
79	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
80	241,361.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
81	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
83	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
84	300,947.00	218,876.35	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	100,418,700.03	92,074,342.73				944,005.12	166,253.09	198,730.08	351,070.34	30,442.54	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
11	406100136	1,981,276.31	Curtailment w/ yield maintenance	0.00	76,345.93
Totals		1,981,276.31		0.00	76,345.93
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/12/23	0	0.00	0	0.00	1	8,559,729.70	0	0.00	0	0.00	0	0.00	1	1,981,276.31	0	0.00	4.743936%	4.714192%	5
12/12/22	0	0.00	1	8,579,492.17	1	19,707,094.44	0	0.00	0	0.00	1	19,707,094.44	0	0.00	0	0.00	4.746785%	4.717063%	6
11/14/22	0	0.00	0	0.00	2	28,346,827.77	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.747381%	4.717656%	7
10/13/22	0	0.00	0	0.00	2	28,402,563.66	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.747937%	4.718209%	8
09/12/22	0	0.00	1	8,640,443.04	1	19,821,848.38	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.748523%	4.718792%	9
08/12/22	0	0.00	0	0.00	2	28,517,499.24	0	0.00	0	0.00	1	32,539,097.13	1	3,641.91	0	0.00	4.749070%	4.719335%	10
07/12/22	0	0.00	2	28,572,454.85	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.749474%	4.719702%	11
06/10/22	2	28,631,430.88	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.749858%	4.720082%	12
05/12/22	0	0.00	0	0.00	1	8,718,883.22	0	0.00	0	0.00	0	0.00	1	1,622,738.92	0	0.00	4.750208%	4.720430%	13
04/12/22	0	0.00	1	8,739,114.28	0	0.00	0	0.00	1	0.00	0	0.00	0	0.00	1	4,681,855.91	4.747114%	4.717327%	14
03/11/22	1	8,758,191.98	0	0.00	1	12,111,061.98	0	0.00	1	12,111,061.98	0	0.00	0	0.00	0	0.00	4.762123%	4.731983%	15
02/11/22	0	0.00	1	8,780,440.51	1	12,176,005.20	0	0.00	1	12,176,005.20	0	0.00	0	0.00	0	0.00	4.762609%	4.732268%	16
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
11	406100136	12/06/22	0	B	150,399.96	150,399.96	59,657.06	17,725,818.13	07/12/22	13
33	625100021	09/01/22	3	3	48,330.12	200,670.38	9,585.07	8,640,443.04	06/11/20	2
Totals					198,730.08	351,070.34	69,242.13	26,366,261.17
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		544,230,341	535,670,611	8,559,730		0
7 - 12 Months		352,527,838	352,527,838	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		32,539,097	32,539,097	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-23	929,297,276	920,737,546	0	0	8,559,730	0
Dec-22	932,833,104	904,546,517	0	8,579,492	19,707,094	0
Nov-22	934,461,373	906,114,545	0	0	28,346,828	0
Oct-22	935,986,467	907,583,903	0	0	28,402,564	0
Sep-22	937,601,272	909,138,981	0	8,640,443	19,821,848	0
Aug-22	939,112,516	910,595,016	0	0	28,517,499	0
Jul-22	940,681,145	912,108,691	0	28,572,455	0	0
Jun-22	942,364,018	881,041,604	28,631,431	0	32,690,983	0
May-22	943,940,091	935,221,208	0	0	8,718,883	0
Apr-22	947,228,468	904,006,692	0	8,739,114	34,482,661	0
Mar-22	960,897,864	905,464,970	8,758,192	0	34,563,640	12,111,062
Feb-22	962,816,251	907,207,538	0	8,780,441	34,652,266	12,176,005
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
11	406100136	17,673,827.19	17,725,818.13	38,500,000.00	08/17/22	386,424.00	0.95350	03/31/22	08/06/23	246
33	625100021	8,559,729.70	8,640,443.04	8,700,000.00	12/21/21	512,651.00	1.62310	06/30/22	07/01/23	245
Totals		26,233,556.89	26,366,261.17	47,200,000.00		899,075.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
11	406100136	Various	CA	07/12/22	13

Loan transferred to special servicing on 7/12/22 for payment default. The collateral for the loan is a portfolio of 5 multi-family buildings and 1 small commercial property located in San Francisco. The portfolio has been having cash flow issues due to tenant non-payment and decreasing rents. Borrower has taken all 6 properties to market for individual sale. Lender and borrower are negotiating an agreement to sell the properties individually and payoff the loan. Steiner St. was sold on

11/10/22, 1895 Jefferson is under contract and expected to close 1/17/23. Lender will continue evaluate the requests while dual tracking foreclosure and other workout discussions.

33	625100021	RT	IL	06/11/20	2

Loan transferred to SS 6/15/20. Lender continues to oversee cash management disbursements. FC sale date occurred on 11/30/22 where Lender was the successful bidder. Pending confirmation of the sale by the Court.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	300760003	75,479,770.77	4.24850%	75,479,770.77	4.24850%	8	11/30/21	01/06/21	01/06/22
6	300640002	0.00	2.72000%	0.00	2.72000%	9	03/31/22	04/06/22	08/08/22
7	406100129	33,067,437.80	5.89200%	33,067,437.80	5.89200%	10	08/06/20	06/06/20	09/08/20
11	406100136	0.00	5.80900%	0.00	5.80900%	8	11/08/22	11/09/22	12/06/22
27	406100133	8,940,370.72	6.18900%	8,940,370.72	6.18900%	10	07/09/20	06/06/20	08/06/20
Totals		117,487,579.29		117,487,579.29
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
20	695100162 04/12/22	12,111,061.98	3,900,000.00	7,049,042.35	2,056,762.17	6,797,895.13	4,741,132.96	7,369,929.02	0.00	263,025.55	7,106,903.47	41.80%
50	406100091 04/12/22	12,111,061.98	3,900,000.00	6,408,558.40	304,614.80	6,408,558.40	6,103,943.60	63,989.26	0.00	63,989.26	0.00	0.00%
68	625100028 10/15/18	3,727,414.08	13,800,000.00	3,821,073.39	134,874.60	3,821,073.39	3,686,198.79	41,215.29	0.00	(493.74)	41,709.03	1.04%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		27,949,538.04	21,600,000.00	17,278,674.14	2,496,251.57	17,027,526.92	14,531,275.35	7,475,133.57	0.00	326,521.07	7,148,612.50

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
20	695100162	12/12/22	0.00	0.00	7,106,903.47	0.00	0.00	6,393.41	0.00	0.00	7,106,903.47
		10/13/22	0.00	0.00	7,100,510.06	0.00	0.00	1,152.82	0.00	0.00
		09/12/22	0.00	0.00	7,099,357.24	0.00	0.00	129,323.02	0.00	0.00
		08/12/22	0.00	0.00	6,970,034.22	0.00	0.00	(117,656.58)	0.00	0.00
		05/12/22	0.00	0.00	7,087,690.80	0.00	0.00	(282,238.22)	0.00	0.00
		04/12/22	0.00	0.00	7,369,929.02	0.00	0.00	7,369,929.02	0.00	0.00
50	406100091	12/12/22	0.00	0.00	0.00	0.00	0.00	(63,989.26)	0.00	0.00	0.00
		04/12/22	0.00	0.00	63,989.26	0.00	0.00	63,989.26	0.00	0.00
68	625100028	03/12/19	0.00	0.00	41,709.03	0.00	0.00	493.74	0.00	0.00	41,709.03
		10/15/18	0.00	0.00	41,215.29	0.00	0.00	41,215.29	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	7,148,612.50	0.00	0.00	7,148,612.50	0.00	0.00	7,148,612.50

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	0.00	0.00	2,761.37	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	(16,034.60)	0.00	0.00	0.00	0.00	0.00	(364.07)	0.00	0.00	0.00
33	0.00	0.00	3,500.00	0.00	0.00	3,536.09	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(12,534.60)	0.00	2,761.37	3,536.09	0.00	0.00	(364.07)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(6,601.21)

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Supplemental Notes
None

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